Financial Instruments - Summary of Net Result from Financial Instruments by Measurement Categories (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Net Result from Financial Instruments by Measurement Categories [Line Items]
Net financial result	€ 12,082	€ (7,041)	€ 10,661
Financial assets at amortised cost, category [member]
Disclosure Of Detailed Information About Net Result from Financial Instruments by Measurement Categories [Line Items]
Net financial result	1,849	5,119	(8,959)
Financial assets at fair value through profit or loss, category [member]
Disclosure Of Detailed Information About Net Result from Financial Instruments by Measurement Categories [Line Items]
Net financial result		(884)	2,099
Financial liabilities at amortised cost, category [member]
Disclosure Of Detailed Information About Net Result from Financial Instruments by Measurement Categories [Line Items]
Net financial result	(712)	(286)	(254)
Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Detailed Information About Net Result from Financial Instruments by Measurement Categories [Line Items]
Net financial result	€ 10,945	€ (10,990)	€ 17,775